Other Current and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current and Other Non-Current Assets [Abstract]
Schedule of Other Current and Other Non-Current Assets
	As of December 31,
	2023	2022
Input VAT and other taxes receivable	$219,232	$293,429
Prepayments – office and warehouse rental	818,997	780,279
Prepayments - insurance	91,022	106,167
Prepayments - others	187,759	91,926
Uniforms	17,417	24,699
Tools and supplies	143,760	155,642
Deferred costs	-	219,782
Cash advances to employees	79,169	71,084
Interest receivable on bank deposits	108,215	-
Other current assets	$1,665,571	$1,743,008

Deposits	$402,447	$437,602
Deferred costs	-	9,720
Other non-current assets	$402,447	$447,322